Consolidated Balance Sheets (Parenthetical) - USD ($)	Nov. 03, 2019	Nov. 04, 2018
Statement of Financial Position [Abstract]
Preferred Stock, Liquidation Preference, Value	$ 3,737,500,000	$ 0
Preferred stock, Par value per share	$ 0.001	$ 0.001
Preferred stock, Shares authorized	100,000,000	100,000,000
Preferred stock, Shares issued	3,737,500	0
Preferred stock, Shares outstanding	3,737,500	0
Common stock, Par value per share	$ 0.001	$ 0.001
Common stock, Shares authorized	2,900,000,000	2,900,000,000
Common stock, Shares issued	397,560,810	407,637,618
Common stock, Shares outstanding	397,560,810	407,637,618